Document and Entity Information Document	Aug. 06, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Aug. 06, 2025
Document Period End Date	Aug. 06, 2025
Amendment Flag	false
Entity Registrant Name	Enertopia Corporation
Entity Address, Address Line One	#100, 740 McCurdy Road
Entity Address, City or Town	Kelowna
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V1X 2P7
Entity Incorporation, State Country Name	NV
City Area Code	250
Local Phone Number	870-2219
Entity File Number	000-51866
Entity Central Index Key	0001346022
Entity Emerging Growth Company	false
Entity Tax Identification Number	20-1970188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	ENRT